Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Provisions Analysed as Current and Non-Current

	Commercial litigation and disputes $m	Self insurance reserves $m	Dilapidations and other $m	Total $m

At 31 December 2023	7	14	15	36

Provided	10	4	4	18

Utilised	–	(9)	–	(9)

Released	(3)	–	(2)	(5)

Exchange and other adjustments	–	–	(1)	(1)

At 31 December 2024	14	9	16	39

Analysed as:

Current	13	3	6	22

Non-current	1	6	10	17

	14	9	16	39